Income Taxes	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
19. Income Taxes
Income before income taxes and the provision for income taxes in fiscal 2019, 2020 and 2021 are as follows:

	Millions of yen
	2019	2020	2021
Income before income taxes:
Japan	¥254,352	¥223,327	¥171,569
Overseas	141,378	189,234	115,992

	¥395,730	¥412,561	¥287,561

Provision for income taxes:
Current—
Japan	¥83,995	¥55,577	¥45,262
Overseas	19,824	35,370	19,967

	103,819	90,947	65,229

Deferred—
Japan	(51,795)	9,643	10,642
Overseas	16,667	5,247	14,876

	(35,128)	14,890	25,518

Provision for income taxes	¥68,691	¥105,837	¥90,747

In fiscal 2019, 2020 and 2021, the Company and its subsidiaries in Japan were subject to a National Corporation tax of approximately
24%, an Inhabitant tax of approximately 4% and a deductible Enterprise tax of approximately 4%, which in the aggregate result in a statutor
y
 income tax rate of approximately 31.5
%
.
Reconciliations of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2019, 2020 and 2021 are as follows:

	Millions of yen
	2019	2020	2021
Income before income taxes	¥395,730	¥412,561	¥287,561

Tax provision computed at statutory rate	¥124,655	¥129,957	¥90,582
Increases (reductions) in taxes due to:
Change in valuation allowance	(329)	2,505	6,808
Nondeductible expenses	4,431	4,319	2,751
Nontaxable income	(15,176)	(3,612)	(1,629)
Effect of lower tax rates on certain subsidiaries	(17,950)	(24,862)	(12,895)
Effect of investor taxes on earnings of subsidiaries	(26,756)	3,039	4,590
Effect of the tax law and rate changes	(1,264)	(6,642)	1,158
Other, net	1,080	1,133	(618)

Provision for income taxes	¥68,691	¥105,837	¥90,747

The effective income tax rate is different from the statutory tax rate primarily because of certain nondeductible expenses, nontaxable income, changes in valuation allowance, the effect of lower tax rates on certain subsidiaries, effect of investor taxes on earnings of subsidiaries, and the effect of tax law changes.
On October 26, 2018, the Company decided to acquire common shares of its domestic subsidiary, DAIKYO through a tender offer (hereinafter, “the Tender Offer”), and with the establishment of the Tender Offer, the Company decided to change the method of collecting undistributed earnings of DAIKYO from collection through a taxable transaction to collection through a tax free transaction. On December 10, 2018, the Tender Offer was concluded. Along with the establishment of the event, the Company completely reversed the deferred tax liabilities previously recorded for undistributed earnings of DAIKYO. As a result of this reversal of deferred tax liabilities, income taxes decreased by ¥27,376 million in the consolidated statement of income in fiscal 2019.
Total income tax expense recognized in fiscal 2019, 2020 and 2021 was allocated as follows:

	Millions of yen
	2019	2020	2021
Provision for income taxes	¥68,691	¥105,837	¥90,747
Income tax expense (benefit) allocated to other comprehensive income (loss):
Net change of unrealized gains (losses) on investment in securities	4,013	(7,016)	(6,212)
Net change of debt valuation adjustments	90	340	(349)
Net change of defined benefit pension plans	(2,864)	448	2,615
Net change of foreign currency translation adjustments	729	10,276	(13,958)
Net change of unrealized gains (losses) on derivative instruments	(1,258)	(2,163)	1,883
Adjustments to retained earnings for changes in accounting principles *	(967)	0	(17,113)
Other direct adjustments to shareholders’ equity	0	0	1,521

Total income tax expense	¥68,434	¥107,722	¥59,134

*	The amount for fiscal 2019 reflects the tax effect of the adoption of Accounting Standards Update 2014-09 (“Revenue from Contracts with Customers”—ASC 606 (“Revenue from Contracts with Customers”)),

Accounting Standards Update 2016-01 (“Recognition and Measurement of Financial Assets and Financial Liabilities”—ASC 825-10 (“Financial Instruments—Overall”)), and Accounting Standards Update 2016-16 (“Intra-Entity Transfers of Assets Other Than Inventory”—ASC 740 (“Income Taxes”)). The amount for fiscal 2021 reflects the tax effect of the adoption of Credit Losses Standard. For further information about Credit Losses Standard, see Note 1 “Significant Accounting and Reporting Policies (ai) New accounting pronouncements.”

The tax effects of temporary differences and carryforwards giving rise to the deferred tax assets and liabilities at March 31, 2020 and 2021 are as follows:

	Millions of yen
	2020	2021
Assets:
Net operating loss carryforwards	¥22,471	¥25,083
Allowance for doubtful receivables on finance leases and probable loan losses	14,557	0
Allowance for credit losses	0	25,322
Investment in securities	11,305	9,983
Accrued expenses	18,978	24,393
Investment in operating leases	11,654	12,911
Property under facility operations	8,091	8,480
Installment loans	4,353	4,392
Unrealized losses on investment in securities	4,877	7,859
Lease liabilities	78,697	85,422
Other	56,169	61,002

	231,152	264,847
Less: valuation allowance	(15,369)	(21,560)

	215,783	243,287
Liabilities:
Net investment in Leases	8,594	9,705
Investment in operating leases	105,667	111,102
Unrealized gains on investment in securities	4,687	2,502
Deferred insurance policy acquisition costs	62,321	69,249
Policy liabilities and policy account balances	42,949	62,274
Property under facility operations	17,352	10,183
Other intangible assets	97,383	112,234
Undistributed earnings	47,878	38,408
Prepaid benefit cost	8,837	12,187
Advances paid	10,218	11,742
Right-of-use assets	79,642	86,064
Other	31,318	19,973

	516,846	545,623

Net deferred tax liabilit y	¥301,063	¥302,336

Net deferred tax assets and liabilities at March 31, 2020 and 2021 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2020	2021
Other assets	¥27,084	¥38,954
Income taxes: Deferred	328,147	341,290

Net deferred tax liability	¥301,063	¥302,336

The valuation allowance is primarily recognized for deferred tax assets of consolidated subsidiaries with operating loss carryforwards. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and operating loss carryforwards are utilizable. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax-planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company and its subsidiaries will realize the benefits of these deductible temporary differences and operating loss carryforwards, net of the existing valuation allowances at March 31, 2021. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced. The net changes in the total valuation allowance were decreases of
¥1,520
million in fiscal 2019, increases of
 ¥2,213 million in fiscal 2020, and increases of ¥6,191
million in fiscal 2021. The decrease in the total valuation allowance recognized in earnings due to the utilization of net operating loss carryforwards were
¥2,648
million in fiscal 2019
,
¥890
million in fiscal 2020 and ¥553 million in fiscal 2021. The adjustments to the beginning-of-the-year amount in the total valuation allowance resulting from changes in judgment about the realizability of deferred tax assets in future years were net increases of
¥728
 million in fiscal 2019 (increases of
¥1,044
million and decreases of
¥316
million on a gross basis), net decreases of
¥576
million in fiscal 2020 (increases of
 ¥942 million and decreases of ¥1,518
million on a gross basis), and net decreases of
¥743
million in fiscal 2021 (increases of ¥
1,032

million and decreases of ¥
1,775

million on a gross basis), respectively.
The Company and certain subsidiaries have net operating loss carryforwards of ¥226,385 million at March 31, 2021, which expire as follows:

Years ending March 31,	Millions of yen
2022	¥7,307
2023	8,757
2024	17,895
2025	10,279
2026	24,346
Thereafter	121,639
Indefinite period	36,162

Total	¥226,385

The unrecognized tax benefits as of March 31, 2020 and 2021 were not material. The Company and its subsidiaries do not believe that it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of March 31, 2021.
The total amounts of penalties and interest expense related to income taxes recognized in the consolidated balance sheets as of March 31, 2020 and 2021, and in the consolidated statements of income for the fiscal 2019, 2020 and 2021 were not material.
The Company and its subsidiaries file tax returns in Japan and certain foreign tax jurisdictions. The Company is no longer subject to ordinary tax examination in Japan for the tax years prior to fiscal 2019, and its major domestic subsidiaries are no longer subject to ordinary tax examination for the tax years prior to fiscal 2016, respectively.
Subsidiaries in the United States remain subject to a tax examination for the tax years after fiscal 2016. Subsidiaries in the Netherlands remain subject to a tax examination for the tax years after fiscal 2015.